Distribution of Income from operations, including Restructuring, by Geographical Are (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Segment Reporting Information [Line Items]
Income from operations	$ 77,114	$ 71,385	$ 227,051	$ 206,191
Ireland
Segment Reporting Information [Line Items]
Income from operations	63,933	56,612	178,081	153,620
Rest Of Europe
Segment Reporting Information [Line Items]
Income from operations	837	3,871	9,144	14,178
United States
Segment Reporting Information [Line Items]
Income from operations	11,471	8,129	34,081	30,576
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 873	$ 2,773	$ 5,745	$ 7,817